Aristotle Funds Series Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

June 24, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Aristotle Funds Series Trust (the “Trust”)
File Nos.: 333-269217 and 811-23850

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 23, 2025, and filed electronically as Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N‑1A on June 20, 2025.

If you have any questions or require further information, please contact Rachel A. Spearo at (414) 516-1692 or rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
U.S. Bank Global Fund Services,
as sub-administrator to the Trust